Average Annual Total Returns{- Fidelity Freedom® 2035 Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K6-08 - Fidelity Freedom® 2035 Fund	Class K6 Return Before Taxes Past 1 year	Class K6 Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Since Inception		F0552 Past 1 year	F0552 Since Inception
Total	17.41%	11.52%	[1]	18.40%	15.13%	[1]	15.59%	11.73%	[1]

[1]	(a)From June 7, 2017